Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 42,261	$ 30,291
Less: Accumulated depreciation and amortization		(22,671)	(16,884)
Property and equipment, net	$ 27,787	19,590	13,407
Equipment, servers and computers
Property, Plant and Equipment [Line Items]
Property and equipment, gross		29,025	20,167
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,474	2,700
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,022	965
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 8,740	$ 6,459